Other liabilities	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Other liabilities	Other liabilities
a.Composition

	12/31/2025	12/31/2024
Payments to be processed (a)	1,965,076	1,896,283
Social and statutory provisions	229,465	206,392
Lease liabilities (Note 22.b)	118,550	113,690
Pending settlements (b)	108,383	50,202
Other liabilities (c)	207,636	116,365
Total	2,629,110	2,382,932

(a)    The balance is substantially composed of: (i) credit operation installments to be transferred; (ii) payment orders to be settled; (iii) suppliers to be paid; and (iv) fees to be paid;
(b)     Refer to customer operations intended for carrying out business with fixed income securities, shares, commodities and financial assets, which will be settled within a maximum period of D+5; and
(c)    Other Liabilities as of December 31, 2024 was reclassified from Contract liabilities and Agreements for consistency of presentation with the December 31, 2025 presentation.
b.Lease liabilities
The changes in lease liabilities in the year ended December 31, 2025 and year ended December 31, 2024.

Balance at December 31, 2024	113,690
New contracts	1,223
Payments	(34,872)
Accrued interest	38,509
Balance at December 31, 2025	118,550

Balance at December 31, 2023	120,395
New contracts	1,813
Payments	(36,993)
Accrued interest	28,475
Balance at December 31, 2024	113,690
c.Lease maturity
The maturity of the lease liabilities as of December 31, 2025 and December 31, 2024 is as follows:

	12/31/2025	12/31/2024
Up to 1 year	4,633	1,011
From 1 year to 5 years	113,917	10,584
Above 5 years	—	102,095
Total	118,550	113,690